Hybrid Bonds	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds
Hybrid bonds classified as equity as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	December 31, 2022		December 31, 2021
Series 2-1 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.70	￦	300,000	300,000
Series 2-2 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.65		100,000	100,000
Issuance costs						(1,241)	(1,241)

					￦	398,759	398,759

As there is no contractual obligation to deliver financial assets to the holders of hybrid bonds, the Parent Company classified the hybrid bonds as equity.
These are subordinated bonds which rank before common shares in the event of a liquidation or reorganization of the Parent Company.

(*1)	The Parent Company has a right to extend the maturity without any notice or announcement.

(*2)
Annual interest rate is determined as yield rate of
5-year
national bond plus premium. According to the
step-up
clause, additional premium of 0.25% and 0.75%, respectively, after 10 years and 25 years from the issuance date are applied.